Income Taxes - Components of the Provision for Federal and State Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Currently payable
Federal	$ 27,039	$ 27,587	$ 12,984
Deferred
Federal	1,563	(2,456)	12,717
Total	$ 28,602	$ 25,131	$ 25,701